S000027309 [Member] Investment Strategy - The Fairholme Focused Income Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Fairholme Capital Management, L.L.C. (the “Manager”), the investment adviser to The Income Fund, attempts, under normal circumstances, to achieve The Income Fund’s investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock of issuers in the U.S. and foreign countries, interests in publicly traded partnerships (“PTPs”), and interests in real estate investment trusts (“REITs”). The Income Fund’s portfolio securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Moody’s Ratings (“Moody’s”) or S&P Global Ratings (“S&P”), or may be unrated. The Manager may invest in securities for The Income Fund without regard to maturity or the rating of the issuer of the security. The Income Fund may invest without limit in lower-rated securities (or “junk bonds”). Lower-rated securities are those rated below “Baa” by Moody’s or below “BBB” by S&P or that have comparable ratings from other NRSROs or, if unrated, are determined to be comparable to lower-rated debt securities by the Manager.
Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, the Manager may determine that it is appropriate for The Income Fund to hold a significant cash position for an extended period of time.
The Income Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the section in the Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Income Fund’s Statement of Additional Information (“SAI”).